SCHEDULE OF TRADE AND OTHER RECEIVABLES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Receivables Net
Trade receivables – contracts with customers	$ 1,638,529	$ 4,963,636	$ 6,184,970
Less: Allowance for credit losses	(167,177)	(483,153)	$ (229,694)
Trade receivables, net	1,471,352	4,480,483
Other receivables	2,695,154	2,803,236
Total	4,166,506	7,283,719
Beginning balance	483,153	229,694
Charged for the year	(315,976)	253,459
Ending balance	$ 167,177	$ 483,153